Shareholder Report, Line Graph (Details) 196007_PIA Short Term Securities Fund_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2025
PIA Short-Term Securities Fund
Account Value [Line Items]
Line Graph and Table Measure Name											TF
Accumulated Value	$ 11,935	$ 11,264	$ 10,718	$ 10,880	$ 10,868	$ 10,660	$ 10,345	$ 10,219	$ 10,132	$ 10,000	$ 12,518
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	11,521	10,780	10,654	12,224	12,366	11,527	10,404	10,546	10,217	10,000	$ 12,178
ICE BofA 1-Year US Treasury Note Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA 1-Year US Treasury Note Total Return Index
Accumulated Value	$ 11,686	$ 11,128	$ 10,658	$ 10,822	$ 10,818	$ 10,605	$ 10,285	$ 10,130	$ 10,070	$ 10,000	$ 12,180